Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Equity [Abstract]
Accumulated net unrealized gains on available-for-sale investments	$ (7)	$ (4)	$ 3
Accumulated net unrealized gains (losses) on derivative instruments designated as cash flow hedges	(1)	0	(1)
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	(1)	(13)	(10)
Accumulated losses associated with post employment benefits	(1)	0	0
Accumulated other comprehensive income (loss)	$ (10)	$ (17)	$ (8)